OPERATING SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of Revenue	Revenue

	2023	2022	2021
	US$’000	US$’000	US$’000
License and other revenue
United States of America*	35,160	50,000	65,402
China	179	328	3,424
Total revenue and other revenue	35,339	50,328	68,826

Collaboration revenue
United States of America*	234,734	66,602	—
Europe*	15,070	75	—
Total collaboration revenue	249,804	66,677	—
Total revenue	285,143	117,005	68,826

The revenue information above is based on the locations of the customers.
*Certain prior year amounts have been reclassified for comparative purposes

Summary of Non-current Assets	Non-current assets

	December 31, 2023	December 31, 2022
	US$’000	US$’000
United States of America	151,225	114,426
China	56,007	54,510
Europe	139,216	62,908
Total	346,448	231,844